Note 5 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

Note 5 – Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income by component, net of tax, for the years ended December 31, 2025 and 2024 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2025	2024
Balance, beginning of the year	$-	$(10)

Other comprehensive income before reclassifications	3	10
Amount reclassified from accumulated other comprehensive
Total other comprehensive income	3	10
Balance, end of the year	$3	$-

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(1)	All amounts are net of tax. Amounts in parentheses indicate debits.